Renee M. Hardt 312-609-7616 rhardt@vedderprice.com
February 19, 2008

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Wilshire Mutual Funds, Inc. (the “Company”)

Post-Effective Amendment No. 33 under the

Securities Act of 1933 and Amendment No. 34 under the

Investment Company Act of 1940

File Nos. 33-50390 and 811-7076

To the Commission:

The Company is transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) the Fund’s Post-Effective Amendment No. 33 under the 1933 Act to its Registration Statement on Form N-1A (Amendment No. 34 under the 1940 Act).

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(2) under the 1933 Act. The purpose of this Amendment is to add a new series, the Wilshire/MAXAM Diversity Fund, to the Company. This Amendment is intended to become effective on May 5, 2008.

If you have any questions or comments concerning this filing, please contact me at (312) 609-7616.

Very truly yours,

/s/ Renee M. Hardt
Renee M. Hardt